Notes Payable (Details) - Schedule of principal maturities of notes payable - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of principal maturities of notes payable [Abstract]
Due on demand	$ 5,483	$ 13,655
2022	40,309	130,772
2023	33,917	$ 33,917
Total	$ 79,709